CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)	$ 134,022,693	$ 67,194,438	$ (19,316,469)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from disposal of property and equipment	470,411	42,153	308,275
Inventory write-down	3,652,506	1,918,214	5,432,673
Depreciation and amortization	20,022,974	10,466,170	7,908,571
Share-based compensation	16,393,014	10,285,561	9,698,739
Equity in loss of affiliates	1,184,716	114,560	22,033
Deferred income taxes	(1,415,238)	(500,015)	83,011
Impairment loss of long-lived assets		4,486,474
Gain arising from revaluation of previously held equity investment in MobilePeak.	(1,460,353)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	(2,323,160)	2,538,913	1,760,874
Inventories	(20,434,165)	(108,686,598)	(17,158,015)
Prepayment, other receivables and other current assets	1,252,187	(13,493,771)	2,210,729
Accounts payable	(31,947,640)	73,285,809	6,032,345
Advances from customers	(15,487,559)	88,046,631	14,355,732
Project cancellation penalty related to Spreadtrum USA acquisition - increase (decrease) in accrued expenses		(1,000,000)	1,000,000
Accrued expenses and other liabilities	12,499,578	21,531,228	7,207,443
Income tax payable	5,924,109	9,954,647	177,256
Net cash provided by operating activities	122,354,073	166,184,414	19,723,197
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(17,343,168)	(5,748,133)	(4,008,788)
Payment for use right of certain equipment	(3,000,000)
Acquisition of intangible assets	(24,495,135)	(9,865,291)	(5,701,987)
Increase in restricted cash	(48,415,362)	(7,991,240)	(11,495,588)
Net decrease (increase) in term deposit	109,180,482	(104,201,311)	(59,243,886)
Acquisition of equity investment	(3,147,113)	(9,328,540)	(292,933)
Proceeds from disposal of equity investment		747,295
Refund of deposit for land use rights (recorded under other long-term assets)		6,802,876
Net cash used in investing activities	(35,076,552)	(129,584,344)	(82,739,635)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowings from debt	64,013,834		43,935,444
Repayment of debt			(3,661,287)
Proceeds from issuance of shares upon exercise of stock options	2,545,871	4,576,031	2,752,803
Dividend distribution	(4,750,400)
Share repurchase	(40,106,332)
Net cash provided by financing activities	21,702,973	4,576,031	43,026,960
Effect of exchange rate changes	3,048,854	2,200,173	37,218
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	112,029,348	43,376,275	(19,952,260)
CASH AND CASH EQUIVALENTS - Beginning of year	81,185,639	37,809,364	57,761,624
CASH AND CASH EQUIVALENTS - End of year	193,214,987	81,185,639	37,809,364
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interests of loans, net of subsidy received	3,255,514	841,674	816,467
Cash paid for income taxes	9,210,736		817,161
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable for acquisition of Telegent	3,457,777
Dividends declared but unpaid	4,725,846
ACQUISITIONS SUPPLEMENTARY INFORMATION
Net assets acquired from acquisitions, other than cash			2,000,000
Purchase consideration settled in cash	132,150,813		1,996,453
Less: cash acquired	(84,294,557)
Investing cash outflow from acquisitions	47,856,256		1,996,453
Spreadtrum USA
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired			(1,996,453)
MobilePeak
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired	(42,708,645)
Telegent
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition net of cash acquired	(5,147,611)
Accounts Payable
NON-CASH INVESTING AND FINANCING ACTIVITIES
Obligations for acquisition of property and equipment	384,350	149,822	935,488
Obligations for acquisition of intangible assets	1,306,950	15,473,458	4,779,775
Other long-term obligations
NON-CASH INVESTING AND FINANCING ACTIVITIES
Obligations for acquisition of property and equipment			272,152
Obligations for acquisition of intangible assets	$ 5,532,153	$ 5,482,804	$ 5,191,224